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                                              State Steet Bank and Trust Comapny
                                                                  Legal Division
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111




                                                October 13, 1999

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

Re:     St. Clair Funds, Inc. ("St. Clair")
        File No. 2-91373/811-4038
        CIK No. 746714, Post-Effective Amendment No. 31

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR this letter as certification that the Statement of Additional Information for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 31 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on October 8, 1999 (Accession # 0000950131-99-005624).

Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.


Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Associate Counsel

cc:     T. Gardner
        L. Wilson
        J. Kanter